Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	CEO[1]		Non-CEO NEOs[2]		Value of Initial Fixed $100 Investment Based on:			Adjusted Book Value per Share Growth[4]
Year	Summary Compensation Table ("SCT") Total ($)	Compensation Actually Paid[5] ($)	Average Summary Compensation Paid ($)	Average Compensation Actually Paid[6] ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return[3] ($)	Net Income ($)	($)	(%)[9]
2022	6,886,074	7,897,495	2,839,667	3,307,887	98.39	108.46	865,349,000	2.80	19
2021	6,385,557	10,175,941	2,810,550	4,282,221	106.39	112.85	634,983,000	1.97	15
2020	5,517,169	4,067,781	2,563,301	1,816,815	90.78	87.56	446,093,000	1.32	11

Company Selected Measure Name	cumulative ABVS growth
Named Executive Officers, Footnote [Text Block]	Mr. Mattke is the CEO for all years shown. The non-CEO NEOs for all years shown are Messrs. Miosi, Colson, and Hughes, and Ms. Maggio.
Peer Group Issuers, Footnote [Text Block]	The peer group total shareholder return shown is weighted according to the respective peers' stock market capitalization at the beginning of each period for which a return is indicated. Our 2022 and 2021 peer group includes those companies identified in "Benchmarking Peers" in our CD&A. The 2020 peer group includes those companies identified in "Benchmarking Peers" in the CD&A in our 2021 Proxy Statement filed with the Securities and Exchange Commission: Ambac Financial Group, Inc., MBIA Inc., Arch Capital Group Ltd., Assured Guaranty Ltd., Essent Group Ltd., Fidelity National Financial Inc., First American Fin'l Corp., Flagstar Bancorp Inc., Genworth Financial inc., NMI Holdings Inc. Ocwen Financial Corp. PennyMac Fin'l Services Inc., and Radian Group Inc.
PEO Total Compensation Amount		$ 6,886,074			$ 6,385,557			$ 5,517,169
PEO Actually Paid Compensation Amount		7,897,495			10,175,941			4,067,781
Adjustment To PEO Compensation, Footnote [Text Block]	The following table shows adjustments to the SCT Total for the CEO in order to determine CAP:

Year	SCT Total for CEO ($)	Equity Award Adjustments[7] ($)	Pension Benefits Adjustments[8] ($)	Compensation Actually Paid to CEO ($)
2022	6,886,074	788,452	222,969	7,897,495
2021	6,385,557	3,723,543	66,841	10,175,941
2020	5,517,169	(1,055,218)	(394,170)	4,067,781
The Stock Awards reported in the SCT were adjusted as shown below for each applicable year and reflect the year-over-year change in the fair value of equity awards:

	CEO Equity Award Adjustments			Non-CEO NEO Equity Award Adjustments
	2022	2021	2020	2022	2021	2020
Minus SCT Value of Equity Granted During the Year	$(4,000,012)	$(3,500,001)	$(2,686,975)	$(1,305,010)	$(1,250,011)	$(1,113,176)
Plus Fair Value at Year-end of Equity Granted During the Year	3,802,340	6,220,556	2,256,156	1,240,519	2,212,577	934,693
Increase (Decrease) from Prior Year-End in Fair Value of Awards that Vested During the Year	64,230	(38,603)	(137,280)	67,773	(16,423)	(78,559)
Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	921,894	1,041,591	(487,119)	339,783	522,027	(294,461)

Total Equity Award Adjustments	$788,452	$3,723,543	$(1,055,218)	$343,065	$1,468,170	$(551,503)
The total pension benefit adjustments for each applicable year replace the SCT values with the actuarially determined service cost for services rendered during the applicable year (the “service cost”) and the change in liability due to amendments to the plan. See additional discussion below.

	CEO Pension Benefit Adjustments			Non-CEO NEO Pension Benefit Adjustments
	2022	2021	2020	2022	2021	2020
Change in Pension Value	$—	$(94,133)	$(538,355)	$(9,722)	$(89,424)	$(277,913)
Total Service Cost	167,999	150,713	134,761	100,543	90,381	83,271
Change in Liability due to Amendments	54,970	3,362	2,745	33,204	(414)	(341)
Payments	—	6,899	6,679	1,130	2,958	—
Total Pension Benefit Adjustments	$222,969	$66,841	$(394,170)	$125,155	$3,501	$(194,983)

Non-PEO NEO Average Total Compensation Amount		2,839,667			2,810,550			2,563,301
Non-PEO NEO Average Compensation Actually Paid Amount		3,307,887			4,282,221			1,816,815
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table shows adjustments to the average SCT Total for non-CEO NEOs in order to determine CAP:

Year	Average SCT Total for Non-CEO NEOs ($)	Equity Award Adjustments[7] ($)	Average Pension Benefits Adjustments[8] ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2022	2,839,667	343,065	125,155	3,307,887
2021	2,810,550	1,468,170	3,501	4,282,221
2020	2,563,301	(551,503)	(194,983)	1,816,815
The Stock Awards reported in the SCT were adjusted as shown below for each applicable year and reflect the year-over-year change in the fair value of equity awards:

	CEO Equity Award Adjustments			Non-CEO NEO Equity Award Adjustments
	2022	2021	2020	2022	2021	2020
Minus SCT Value of Equity Granted During the Year	$(4,000,012)	$(3,500,001)	$(2,686,975)	$(1,305,010)	$(1,250,011)	$(1,113,176)
Plus Fair Value at Year-end of Equity Granted During the Year	3,802,340	6,220,556	2,256,156	1,240,519	2,212,577	934,693
Increase (Decrease) from Prior Year-End in Fair Value of Awards that Vested During the Year	64,230	(38,603)	(137,280)	67,773	(16,423)	(78,559)
Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	921,894	1,041,591	(487,119)	339,783	522,027	(294,461)

Total Equity Award Adjustments	$788,452	$3,723,543	$(1,055,218)	$343,065	$1,468,170	$(551,503)
The total pension benefit adjustments for each applicable year replace the SCT values with the actuarially determined service cost for services rendered during the applicable year (the “service cost”) and the change in liability due to amendments to the plan. See additional discussion below.

	CEO Pension Benefit Adjustments			Non-CEO NEO Pension Benefit Adjustments
	2022	2021	2020	2022	2021	2020
Change in Pension Value	$—	$(94,133)	$(538,355)	$(9,722)	$(89,424)	$(277,913)
Total Service Cost	167,999	150,713	134,761	100,543	90,381	83,271
Change in Liability due to Amendments	54,970	3,362	2,745	33,204	(414)	(341)
Payments	—	6,899	6,679	1,130	2,958	—
Total Pension Benefit Adjustments	$222,969	$66,841	$(394,170)	$125,155	$3,501	$(194,983)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Company Total Shareholder Return (TSR) and Peer Group TSR and Company CAP and Company TSR. The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are aligned with our TSR.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between CAP and GAAP Net Income. The graph below reflects the relationship between the CEO and average other NEO CAP and our GAAP Net Income. GAAP net income is not used as a metric in our annual or long-term incentive plans, but its value affects various metrics used to determine executive compensation.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between CAP and Adjusted Book Value per Share Growth (our Company-Selected Measures). The graph below reflects the relationship between CEO and average other NEO CAP and ABVS Growth. Cumulative ABVS Growth determines the number of restricted stock units that vest under our long-term equity awards granted under our executive compensation program, and it is an important driver of long-term shareholder value creation.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Company Total Shareholder Return (TSR) and Peer Group TSR and Company CAP and Company TSR. The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are aligned with our TSR.

Tabular List [Table Text Block]

Performance Measure
Cumulative Adjusted Book Value per Share Growth
Return on Equity (ROE)
New Insurance Written (NIW)
Insurance In Force (IIF)
Strategic Performance (Capital, ESG, and Transformation)

Total Shareholder Return Amount		98.39			106.39			90.78
Peer Group Total Shareholder Return Amount		108.46			112.85			87.56
Net Income (Loss)		865,349,000			634,983,000			446,093,000
Company Selected Measure Amount			2.80	0.19		1.97	0.15		1.32	0.11
PEO Name	Mr. Mattke
Additional 402(v) Disclosure [Text Block]	Cumulative ABVS Growth is used to determine the number of restricted stock units that vest under our long-term equity awards granted under our executive compensation program. The annual percentage growth in ABVS is shown to provide context to the reader of this Proxy Statement.
Salary, Non-Equity Incentive Plan Compensation, Nonqualified Deferred Compensation Earnings and All Other Compensation are each calculated in the same manner for purposes of both CAP and SCT. There are two primary differences between the calculation of CAP and SCT total compensation:

	SCT Total	CAP
Pension	Year over year change in the actuarial present value of pension benefits.	Current year service cost and the change to any prior year service cost (if a plan amendment occurred during the year).
Stock and Option Awards	Grant date fair value of stock and option awards granted during the year.	Year over year change in the fair value of stock and option awards that are expected to vest as of the end of the year, or vested or were forfeited during the year, including dividend equivalents as applicable. Vesting is tied to growth in the Company's adjusted book value per share, as described further in our CD&A.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative Adjusted Book Value per Share Growth
Non-GAAP Measure Description [Text Block]	The figures shown in this column are annual growth in adjusted book value per share ("ABVS"). ABVS represents shareholder's equity divided by common stock shares outstanding, adjusted for the net-of-tax, per share effects of accumulated other comprehensive income/(loss), litigation accruals, debt and common stock repurchases, shareholder dividends, the financial impacts of certain changes made by the GSEs inconsistent with prior business practices, and adjustments set forth in the Omnibus Incentive Plan, including without limitation, for the effect of changes in accounting rules and tax law.
In 2022, we considered cumulative ABVS growth our most important measure of financial performance. For information about the relationship between cumulative ABVS and our executive compensation, please see "2022 Long-Term Equity Awards" in our CD&A.

ABVS is a non-GAAP financial measure. For a description of how we calculate this measure and a reconciliation of this measure to its nearest comparable GAAP measure, see Appendix B.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity (ROE)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	New Insurance Written (NIW)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Insurance In Force (IIF)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Strategic Performance (Capital, ESG, and Transformation)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		788,452			3,723,543			(1,055,218)
PEO [Member] | Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		222,969			66,841			(394,170)
PEO [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		(4,000,012)			(3,500,001)			(2,686,975)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		3,802,340			6,220,556			2,256,156
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		64,230			(38,603)			(137,280)
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		921,894			1,041,591			(487,119)
PEO [Member] | Pension Adjustments, Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Pension Benefit		0			(94,133)			(538,355)
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Pension Benefit		167,999			150,713			134,761
PEO [Member] | Pension Adjustments, Change In Liability Due To Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Pension Benefit		54,970			3,362			2,745
PEO [Member] | Pension Adjustments, Payments [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Pension Benefit		0			6,899			6,679
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		343,065			1,468,170			(551,503)
Non-PEO NEO [Member] | Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		125,155			3,501			(194,983)
Non-PEO NEO [Member] | Pension Adjustments, Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Pension Benefit		(9,722)			(89,424)			(277,913)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Pension Benefit		100,543			90,381			83,271
Non-PEO NEO [Member] | Pension Adjustments, Change In Liability Due To Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Pension Benefit		33,204			(414)			(341)
Non-PEO NEO [Member] | Pension Adjustments, Payments [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Pension Benefit		1,130			2,958			0
Non-NEOs [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		343,065			1,468,170			(551,503)
Non-NEOs [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		(1,305,010)			(1,250,011)			(1,113,176)
Non-NEOs [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		1,240,519			2,212,577			934,693
Non-NEOs [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		67,773			(16,423)			(78,559)
Non-NEOs [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		$ 339,783			$ 522,027			$ (294,461)